Equity (Details) € / shares in Units, $ / shares in Units, $ in Millions								12 Months Ended
	Feb. 17, 2021 USD ($) $ / shares shares	Feb. 17, 2021 EUR (€) shares	Jan. 25, 2021 USD ($) $ / shares shares	Jan. 25, 2021 EUR (€) shares	Jul. 31, 2020	Nov. 08, 2018 EUR (€) shares	Oct. 17, 2018 EUR (€) shares	Dec. 31, 2020 EUR (€) Vote shares	Dec. 31, 2018 EUR (€)	Mar. 01, 2021 shares	Feb. 17, 2021 € / shares	Feb. 09, 2021 $ / shares	Jan. 25, 2021 € / shares	Jan. 14, 2021 $ / shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 € / shares shares	Oct. 17, 2018 $ / shares shares
Equity
Shares outstanding (in shares)										5,900,584
Increase in shares issued (in shares)								4,836,000
Net proceeds from the offering | €									€ 11,088,000
Ordinary shares
Equity
Shares issued (in shares)															4,836,000	4,836,000
Par value per share | (per share)															$ 0	€ 0
Shares outstanding (in shares)															4,836,000	4,836,000
Number of votes | Vote								1
Increase in shares issued (in shares)						144,000	972,000
Net proceeds from the offering | €						€ 1,400,000	€ 9,700,000
Share issue costs | €								€ 600,000
Maximum authorized share capital | €								€ 1,353,416
Number of new shares authorized (in shares)								1,353,416
American Depositary Shares
Equity
Increase in shares issued (in shares)						720,000	4,860,000
Offering price (in dollars per share) | $ / shares																	$ 2.57
Number of shares purchased by management																	233,462
Share transaction | Ordinary shares
Equity
Offering price (in dollars per share) | $ / shares	$ 26.95		$ 16.16
Share transaction | American Depositary Shares
Equity
Par value per share | (per share)											€ 22.27	$ 26.95	€ 13.33	$ 16.16
Increase in shares issued (in shares)	443,414	443,414	621,170	621,170
Offering price (in dollars per share) | € / shares											€ 22.27		€ 13.33
Net proceeds from the offering	$ 12	€ 9,900,000	$ 10	€ 8,300,000
Reverse stock split ratio					0.2